Registration Nos. 333-190593
                                    811-22878

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post Effective Amendment No. 13	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 15	[X]
(Check appropriate box or boxes)

Rx Funds Trust
(Exact Name of Registrant as Specified in Charter)

1345 AVENUE OF THE AMERICAS, 2nd FLOOR
 NEW YORK, NY 10105
(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3490

 JOHN PILEGGI, PRESIDENT AND CHIEF EXECUTIVE OFFICER
1345 AVENUE OF THE AMERICAS, 2nd FLOOR
NEW YORK, NY 10105
(Name and Address of Agent for Service)

COPIES TO:
JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
 NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	on (date) pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 13 to the Registration Statement on Form N-1A of the Rx Funds Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 12 on Form N-1A filed February 26, 2015. This PEA No. 13 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 12 to the Trust’s Registration Statement with respect solely to the Rx Tactical Rotation Fund, the Rx Traditional Allocation Fund, the Rx MAR Tactical Moderate Growth Fund and the Rx MAR Tactical Growth Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 9th day of March 2016.

RX FUNDS TRUST
(Registrant)

By: /s/ John J. Pileggi
John J. Pileggi, President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title	Date

/s/ John J. Pileggi		President and Chief Executive Officer	March 9, 2016
John J. Pileggi

/s/ Susan L. Silva		Treasurer, Principal Accounting Officer, and	March 9, 2016
Susan L. Silva		Secretary

/s/ Jeffrey Haas*		Chairman of the Board and Trustee	March 9, 2016
Jeffrey Haas

/s/ George Mileusnic*		Trustee	March 9, 2016
George Mileusnic

/s/ John J. Pileggi		Trustee	March 9, 2016
John J. Pileggi

*By:	/s/ Susan L. Silva
Susan L. Silva, Attorney-in-Fact pursuant to Power of Attorney Previously Filed with Post-Effective Amendment No. 02 on February 27, 2015.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase